TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
TANGIBLE ASSETS	TANGIBLE ASSETS

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
US Dollars

Cost
Balance at 1 January 2018	5,562	4,382	892	5	490	83	11,414
Additions
- project capital	2	—	—	—	175	—	177
- stay-in-business capital	294	20	3	—	149	1	467
Disposals	(5)	(30)	—	(1)	—	(3)	(39)
Transfers and other movements(1)	60	(41)	—	—	(270)	1	(250)
Translation	(239)	(119)	(7)	—	(32)	(5)	(402)
Balance at 31 December 2018	5,674	4,212	888	4	512	77	11,367

Accumulated amortisation and impairments
Balance at 1 January 2018	3,979	2,796	853	3	26	15	7,672
Amortisation for the year	397	233	2	1	—	1	634
Impairment and derecognition of assets (5)	—	104	—	—	—	—	104
Disposals	(5)	(27)	—	(1)	—	(2)	(35)
Transfers and other movements(1)	(52)	(153)	—	—	—	—	(205)
Translation	(135)	(42)	(6)	—	1	(2)	(184)
Balance at 31 December 2018	4,184	2,911	849	3	27	12	7,986
Net book value at 31 December 2018	1,490	1,301	39	1	485	65	3,381

Cost
Balance at 1 January 2019	5,674	4,212	888	4	512	77	11,367
Additions
- project capital	43	—	—	1	281	14	339
- stay-in-business capital	208	25	1	2	188	—	424
Disposals	(1)	(16)	—	—	—	—	(17)
Transfers and other movements(1)	(259)	219	1	—	(489)	(16)	(544)
Transfer to non-current assets and liabilities held for sale	(660)	(663)	(9)	—	(90)	(9)	(1,431)
Finance costs capitalised	—	—	—	—	6	—	6
Translation	(4)	(1)	—	—	(3)	—	(8)
Balance at 31 December 2019	5,001	3,776	881	7	405	66	10,136

Accumulated amortisation and impairments
Balance at 1 January 2019	4,184	2,911	849	3	27	12	7,986
Amortisation for the year	392	215	1	1	—	—	609
Impairment and derecognition of assets(5)	243	172	—	—	90	—	505
Disposals	(1)	(15)	—	—	—	—	(16)
Transfers and other movements(1)	(455)	(53)	1	—	(3)	(12)	(522)
Transfer to non-current assets and liabilities held for sale	(488)	(422)	(5)	—	(88)	—	(1,003)
Translation	(9)	(5)	—	—	(1)	—	(15)
Balance at 31 December 2019	3,866	2,803	846	4	25	—	7,544
Net book value at 31 December 2019	1,135	973	35	3	380	66	2,592

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total

Cost
Balance at 1 January 2020	5,001	3,776	881	7	405	66	10,136
Additions
- project capital	64	—	—	1	246	20	331
- stay-in-business capital	180	8	1	—	179	2	370
Finance costs capitalised (5)	—	—	—	—	17	—	17
Disposals	(1)	(26)	—	—	—	—	(27)
Transfers and other movements(1)	(1,076)	186	(699)	2	(320)	24	(1,883)
Translation	157	9	5	(1)	6	—	176
Balance at 31 December 2020	4,325	3,953	188	9	533	112	9,120

Accumulated amortisation and impairments
Balance at 1 January 2020	3,866	2,803	846	4	25	—	7,544
Amortisation for the year	345	179	5	1	—	—	530
Disposals	(1)	(25)	—	—	—	—	(26)
Transfers and other movements(1)	(1,208)	(33)	(699)	—	—	—	(1,940)
Translation	117	6	4	—	1	—	128
Balance at 31 December 2020	3,119	2,930	156	5	26	—	6,236
Net book value at 31 December 2020	1,206	1,023	32	4	507	112	2,884
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets, asset reclassifications, derecognition of assets and initial recognition of joint operation share of property, plant and equipment.
(2)Included in the amounts for mine infrastructure are assets held under finance leases with a net book value of nil (2019: nil; 2018: $45m).
(3)Included in the amounts for land and buildings are assets held under finance leases with a net book value of nil (2019: nil; 2018: $3m).
(4)Assets of $7m (2019: $9m; 2018: $10m) have been pledged as security.
(5)The weighted average capitalisation rate used to determine the amount of borrowing costs eligible for capitalisation was 4.52% (2019: 5.6%; 2018: nil)
(6)Impairment and derecognition of assets is assessed as follows:

Impairment calculation assumptions as at 31 December 2020 - goodwill, tangible and intangible assets
Management assumptions for the value in use of tangible assets and goodwill include:
•the gold price assumption represents management’s best estimate of the future price of gold. A long-term real gold price of $1,450/oz (2019: $1,300/oz; 2018: $1,239/oz) is based on a range of economic and market conditions that will exist over the remaining useful life of the assets.
Annual life of mine plans take into account the following:
•proved and probable Ore Reserve;
•value beyond proved and probable Ore Reserve (including exploration potential) determined using the gold price assumption referred to above;
•In determining the impairment for each cash generating unit, the real pre-tax rate was derived from the weighted average cost of capital (WACC) using the Capital Asset Pricing Model (CAPM) to determine the required return on equity with risk factors consistent with the basis used in 2019. At 31 December 2020, the derived group WACC was 9.1% (real post-tax) which is 100 basis points higher than in 2019 of 8.1%, and is based on the industry average capital structure of the major gold companies considered to be appropriate peers. In determining the WACC for each cash generating unit, sovereign and mining risk factors are considered to determine country specific risks. In certain instances, a specific risk premium was added to large projects being undertaken or the turnaround nature of a specific mine to address uncertainties in the forecast of the cash flows;
•foreign currency cash flows translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;
•cash flows used in impairment calculations are based on life of mine plans which range from 6 years to 26 years; and
•variable operating cash flows are increased at local Consumer Price Index rates.
Impairments and derecognitions of tangible assets

For the year ended 31 December, impairments and derecognitions of tangible assets were recognised for the following cash generating units (CGU's):

Figures in millions - US Dollars	2019 (1)	2018
First Uranium - Mine Waste Solutions	89	93
Surface Operations	18	1
Mponeng	384	4
Covalent	11	—
Obuasi	—	5
Siguiri	2	—
AGA Mineração	1	—
Other	—	1
	505	104
No impairments were recognised in 2020.

(1) Includes impairment of the South African asset disposal group, measured at fair value less costs to sell and disclosed in Discontinued operations. Refer to note 9.

Impairment of cash generating units

The group reviews and tests the carrying value of its mining assets when events or changes in circumstances suggest that the carrying amount may not be recoverable.

Cash generating units with marginal headroom

Based on an analysis carried out by the group in 2020, the carrying value and value in use of the most sensitive CGU are:

Figures in millions - US Dollars	Carrying value	Value in use
Kibali (1)(2)	1,482	1,614

(1) It is estimated that a decrease of the long-term real gold price of $1,450/oz by 4.4%, would cause the recoverable amount of Kibali to equal its carrying amount using a real post-tax weighted average cost of capital (WACC) discount rate of 12.5% (2019: 9.7%). The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing are inextricably linked.

(2) Equity accounted investment included in investments in associates and joint ventures in the Statement of financial position.